UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA              08/03/2011
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/11
                          RUN DATE: 08/02/11 2:11 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   50

FORM 13F INFORMATION TABLE VALUE TOTAL:   $48,486,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        BANTA ASSET MANAGEMENT                                                PAGE 1

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/11

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      269     2835 SH       SOLE                     2835        0        0
ABBOTT LABS                    COM              002824100     1468    27905 SH       SOLE                    27905        0        0
AMGEN INC                      COM              031162100     2091    35832 SH       SOLE                    35832        0        0
APPLE COMPUTER INC             COM              037833100      313      933 SH       SOLE                      933        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1035    39260 SH       SOLE                    39260        0        0
BOEING CO                      COM              097023105     1675    22660 SH       SOLE                    22660        0        0
CATERPILLAR INC                COM              149123101     1435    13476 SH       SOLE                    13476        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      647    25400 SH       SOLE                    25400        0        0
CISCO SYS INC                  COM              17275R102     1465    93825 SH       SOLE                    93825        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      441    18918 SH       SOLE                    18918        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      406    16550 SH       SOLE                    16550        0        0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      331    13125 SH       SOLE                    13125        0        0
CORTS TR II GOLDMAN SACHS CATR PREFERRED STOCKS 22082P208      603    25725 SH       SOLE                    25725        0        0
CORTS TR WEYERHAEUSER CO TR CT PREFERRED STOCKS 22082N203      336    13425 SH       SOLE                    13425        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      520    20875 SH       SOLE                    20875        0        0
COVIDIEN PLC                   COM              G2554F113     1837    34503 SH       SOLE                    34503        0        0
CUMMINS ENGINE INC             COM              231021106     2821    27255 SH       SOLE                    27255        0        0
DWS STRATEGIC GOVT SECS FD CL  MUTUAL FUNDS     23338C108      154    17321 SH       SOLE                    17321        0        0
EATON CORP                     COM              278058102     1374    26705 SH       SOLE                    26705        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1219    82010 SH       SOLE                    82010        0        0
FLUOR CORP NEW COM             COM              343412102     1231    19045 SH       SOLE                    19045        0        0
FRANKLIN CA INSURED TAX-FREE I MUTUAL FUNDS     352519102      118    10031 SH       SOLE                    10031        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     1841    34800 SH       SOLE                    34800        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      470    18693 SH       SOLE                    18693        0        0
HEWLETT PACKARD CO             COM              428236103     1088    29890 SH       SOLE                    29890        0        0
IBM                            COM              459200101      349     2034 SH       SOLE                     2034        0        0
INTEL CORP                     COM              458140100     1073    48400 SH       SOLE                    48400        0        0
JOHNSON & JOHNSON              COM              478160104      219     3290 SH       SOLE                     3290        0        0
JOY GLOBAL INC                 COM              481165108     2056    21590 SH       SOLE                    21590        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      452    17975 SH       SOLE                    17975        0        0
JP MORGAN CHASE & CO           COM              46625H100      271     6626 SH       SOLE                     6626        0        0
LOCKHEED MARTIN CORP           COM              539830109     1374    16965 SH       SOLE                    16965        0        0
PHILIP MORRIS INTL INC         COM              718172109      220     3296 SH       SOLE                     3296        0        0
POWERSHARES QQQ TRUST UNIT SER COM              73935A104     2575    45135 SH       SOLE                    45135        0        0
PROCTER & GAMBLE COMPANY       COM              742718109      756    11896 SH       SOLE                    11896        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      792    31400 SH       SOLE                    31400        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      338    13365 SH       SOLE                    13365        0        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      308    12200 SH       SOLE                    12200        0        0
QUALCOMM INC                   COM              747525103     1415    24925 SH       SOLE                    24925        0        0
RESEARCH IN MOTION LTD         COM              760975102     1436    49760 SH       SOLE                    49760        0        0
SPDR TR UNIT SER 1             COM              78462F103      436     3304 SH       SOLE                     3304        0        0
TEREX CORP NEW                 COM              880779103     2022    71055 SH       SOLE                    71055        0        0
TEXTRON INC                    COM              883203101      915    38770 SH       SOLE                    38770        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      446     5035 SH       SOLE                     5035        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1475    58153 SH       SOLE                    58153        0        0
VULCAN MATLS CO                COM              929160109     1435    37255 SH       SOLE                    37255        0        0
WABCO HLDGS INC                COM              92927K102     1551    22454 SH       SOLE                    22454        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      680    27093 SH       SOLE                    27093        0        0
WELLS FARGO CAP XI PFD TRUPS 3 PREFERRED STOCKS 94979S207      228     9100 SH       SOLE                     9100        0        0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202      476    18500 SH       SOLE                    18500        0        0